Operating Expenses by Nature - Summary of Depreciation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 109	$ 70	$ 46
Research and development expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	63	44	35
General and administrative expenses [Member]
Disclosure Of Depreciation Expense [Line Items]
Total depreciation	$ 46	$ 26	$ 11